Provisions for Discounts, Rebates and Sales Returns - Summary of Movement in Provisions for Discounts, Rebates and Sales Returns (Parenthetical) (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of other provisions [Line Items]
Provisions for discounts, rebates and sales returns	€ 4,746	€ 5,113	€ 4,623	€ 3,247
United States [Member]
Disclosure of other provisions [Line Items]
Provisions for discounts, rebates and sales returns	€ 3,487	€ 3,818	€ 3,584